SUBSEQUENT EVENTS - Secured Convertible Notes Indenture (Details) $ / shares in Units, $ in Thousands	Jan. 23, 2024 USD ($) day $ / shares	Dec. 31, 2022 USD ($)	Jan. 19, 2022 $ / shares
Subsequent Event [Line Items]
Debt instrument, convertible price (in dollars per share) | $ / shares			$ 8.00
Convertible Notes
Subsequent Event [Line Items]
Debt instrument, face amount | $		$ 514,800
Debt instrument, convertible price (in dollars per share) | $ / shares			$ 8.00
Secured Convertible Notes Indenture | Convertible Notes | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, face amount | $	$ 260,000
Interest payable, threshold consecutive trading days | day	20
Debt instrument conversion term, number of business days prior to applicable interest payment date | day	3
Debt instrument, convertible price (in dollars per share) | $ / shares	$ 5.8317
Convertible, conversion ratio (in shares)	0.17148
Convertible, threshold percentage of stock price trigger	133.60%
Debt instrument, number of business days after events of default | day	3
Secured Convertible Notes Indenture | Convertible Notes | Subsequent Event | Interest Rate Scenario, Option One
Subsequent Event [Line Items]
Interest payable in cash	10.00%
Secured Convertible Notes Indenture | Convertible Notes | Subsequent Event | Interest Rate Scenario, Option Two
Subsequent Event [Line Items]
Interest payable in cash	6.00%
Interest stock payable	6.00%